SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Asset Based Financing (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity
Total unconsolidated VIE assets	$ 333,251	$ 354,550
Maximum exposure to unconsolidated VIEs	44,341	40,132
Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	57,498	44,404
Maximum exposure to unconsolidated VIEs	25,591	20,122
Proceeds from new securitizations(1)	0	500	$ 500
Cash flows received on retained interest and other net cash flows	0	300	$ 1,000
Client intermediation
Variable Interest Entity
Total unconsolidated VIE assets	99	50
Maximum exposure to unconsolidated VIEs	49	16
Proceeds from new securitizations(1)	2,000	2,000
Commercial and other real estate | Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	17,459	7,987
Maximum exposure to unconsolidated VIEs	6,528	4,003
Corporate loans | Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	1,274	460
Maximum exposure to unconsolidated VIEs	1,871	473
Hedge funds and equities | Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	385	0
Maximum exposure to unconsolidated VIEs	55	0
Airplanes, ships and other assets | Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	38,380	35,957
Maximum exposure to unconsolidated VIEs	$ 17,137	$ 15,646